Investments - Information on Direct Subsidiaries, Joint Arrangements and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Shareholders'equity (deficit)	$ 74,215	$ 73,175	$ 81,502	$ 77,550
Net income (loss) for the year	$ 10,363	$ 7,414	$ 169
Petrobras Distribuidora S. A.- B R [member] | Error Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate, other
Proportion of ownership interest in subsidiary	37.50%
Proportion of voting rights held in subsidiary	37.50%
Shareholders'equity (deficit)	$ 2,382
Net income (loss) for the year	$ 313
Country	Brazil
Petrobras International Braspetro PIBBV [member] | Exploration and Production Refining Transportation and Marketing Gas and Power and Distribution Segment [Member] | Netherlands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 41,150
Net income (loss) for the year	$ 2,350
Country	Netherlands
Petrobras Transporte S.A.-Transpetro [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 884
Net income (loss) for the year	$ 155
Country	Brazil
Producao S.A. - PB-LOG [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 907
Net income (loss) for the year	$ 232
Country	Brazil
Transportadora Associada De Gas S A- T A G [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	10.00%
Proportion of voting rights held in subsidiary	10.00%
Shareholders'equity (deficit)	$ 2,438
Net income (loss) for the year	$ 535
Country	Brazil
Petrobras Gas S.A.-Gaspetro [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 538
Net income (loss) for the year	$ 89
Country	Brazil
Petrobras Biocombustivel S.A. [member] | Biofuels Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate,others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 314
Net income (loss) for the year	$ 62
Country	Brazil
Liquigas Distribuidora S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 243
Net income (loss) for the year	$ 31
Country	Brazil
Araucaria Nitrogenados S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ (69)
Net income (loss) for the year	$ (138)
Country	Brazil
Termomacae Ltda. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 104
Net income (loss) for the year	$ 40
Country	Brazil
Braspetro Oil Services Company Brasoil [member] | Corporate Segment [member] | Cayman Islands [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate,others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 107
Net income (loss) for the year	$ 1
Country	Cayman Islands
Breitener Energetica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	93.66%
Proportion of voting rights held in subsidiary	93.66%
Shareholders'equity (deficit)	$ 177
Net income (loss) for the year	$ (17)
Country	Brazil
Termobahia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 155
Net income (loss) for the year	$ 20
Country	Brazil
Baixada Santista Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 76
Net income (loss) for the year	$ 3
Country	Brazil
Petrobras Comercializadora de Energia Ltda.PBEN [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 26
Net income (loss) for the year	$ 5
Country	Brazil
Fundo de Investimento Imobiliario RB LogisticaFII [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	99.20%
Proportion of voting rights held in subsidiary	99.20%
Shareholders'equity (deficit)	$ 22
Net income (loss) for the year	$ 12
Country	Brazil
Petrobras Negocios Eletronicos SAE Petro [member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 11
Net income (loss) for the year	$ 2
Country	Brazil
Termomacae Comercializadora de Energia Ltda [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 3
Country	Brazil
5283 Participacoes Ltda [member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Fabrica Carioca de Catalizadores S.A.FCC [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 59
Net income (loss) for the year	$ 12
Country	Brazil
Ibiritermo S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 32
Net income (loss) for the year	$ 8
Country	Brazil
Logum Logistica S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 259
Net income (loss) for the year	$ (19)
Country	Brazil
Cia Energetica Manauara S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	40.00%
Proportion of voting rights held in subsidiary	40.00%
Shareholders'equity (deficit)	$ 49
Net income (loss) for the year	$ 7
Country	Brazil
Petrocoque S.A. Industria e Comercio [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 48
Net income (loss) for the year	$ 18
Country	Brazil
Refinaria de Petroleo Riograndense S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.20%
Shareholders'equity (deficit)	$ 19
Net income (loss) for the year	$ 8
Country	Brazil
Brasympe Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 19
Net income (loss) for the year	$ 3
Country	Brazil
Brentech Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 23
Net income (loss) for the year	$ 1
Country	Brazil
Metanol do Nordeste S A Metanor [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	34.54%
Shareholders'equity (deficit)	$ 12
Net income (loss) for the year	$ 5
Country	Brazil
Eolica Mangue Seco 1 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 5
Country	Brazil
Eolica Mangue Seco 2 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 9
Country	Brazil
Eolica Mangue Seco 3 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 10
Country	Brazil
Eolica Mangue Seco 4 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 11
Net income (loss) for the year	$ 1
Country	Brazil
Companhia de Coque Calcinado de Petroleo S.A.Coquepar [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Participacoes em Complexos Bioenergeticos S.A.PCBIOS [member] | Error Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate, other
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Country	Brazil
Sete Brasil Participacoes S.A. [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	5.00%
Proportion of voting rights held in subsidiary	5.00%
Shareholders'equity (deficit)	$ (6,662)
Net income (loss) for the year	$ (29)
Country	Brazil
Fundo de Investimento em Participacoes de Sondas FIP Sondas [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	4.59%
Proportion of voting rights held in subsidiary	4.59%
Country	Brazil
Braskem S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.20%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ 1,840
Net income (loss) for the year	$ 70
Country	Brazil
UEG Araucaria Ltda. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	18.80%
Proportion of voting rights held in subsidiary	18.80%
Shareholders'equity (deficit)	$ 83
Net income (loss) for the year	$ (22)
Country	Brazil
Deten Quimica S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	27.88%
Proportion of voting rights held in subsidiary	27.88%
Shareholders'equity (deficit)	$ 124
Net income (loss) for the year	$ 19
Country	Brazil
Energetica SUAPE II [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 99
Net income (loss) for the year	$ 37
Country	Brazil
Termoeletrica Potiguar S.A.TEP [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 55
Net income (loss) for the year	$ 8
Country	Brazil
Nitroclor Ltda. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Bioenergetica Britaruma S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Nova Transportadora do Sudeste S.A.-NTS [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	10.00%
Proportion of voting rights held in subsidiary	10.00%
Shareholders'equity (deficit)	$ 655
Net income (loss) for the year	$ 562
Country	Brazil
Transportadora Brasileira Gasoduto Brasil Bolivia [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 142
Net income (loss) for the year	$ 53
Country	Brazil
GNL Gemini LTDA [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	40.00%
Proportion of voting rights held in subsidiary	40.00%
Shareholders'equity (deficit)	$ 33
Net income (loss) for the year	$ 1
Country	Brazil